Document And Entity Information - shares	6 Months Ended
	Jun. 30, 2017	Aug. 04, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Acacia Diversified Holdings, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		17,434,462
Amendment Flag	false
Entity Central Index Key	0001001463
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q2